General and administrative expenses (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Disclosure Of Seleted Consolidated Statements Of Operation Data Line Items [Line Items]
Salaries and related expenses	₪ 20,950	$ 6,568	₪ 17,397	₪ 16,598
Professional services	1,912	599	2,675	2,471
Office maintenance	1,505	472	1,764	1,667
Depreciation and amortization	1,935	607	1,751	1,465
Vehicles	467	146	634	507
Share based payment expense	1,268	398	295	604
Communication	67	21	74	94
Bad and doubtful debts	(643)	(202)	(426)	(46)
Other	1,306	409	2,001	2,750
General and administrative expenses	₪ 28,767	$ 9,018	₪ 26,165	₪ 26,110